Sharebased compensation (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended
	Feb. 23, 2024	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
PSUs Converted to Class B Shares			2,420,104
RSU's [Member]
Statement [Line Items]
Number of share granted	55,000
RSU's [Member] | Class B Common Shares [Member]
Statement [Line Items]
Share issued	55,000
Share issued, value	$ 49,665
Directors, officers, employees and consultants [Member]
Statement [Line Items]
Number of share granted		800,000	2,488,000
Number of share expired		32,595	118,143
Number of share issue against replacement performance share unit			2,420,104
Performance Share [Member]
Statement [Line Items]
Number of share granted			400,000